UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04670

Deutsche DWS Global/International Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	8/31

Date of reporting period:	2/28/2025

Item 1.	Reports to Stockholders.

(a)

DWS International Growth Fund

Class A: SGQAX

Semi-Annual Shareholder Report—February 28, 2025

This semi-annual shareholder report contains important information about DWS International Growth Fund (the "Fund") for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$57	1.14%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.22%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	454,202,838
Number of Portfolio Holdings	87
Portfolio Turnover Rate (%)	7
Total Net Advisory Fees Paid ($)	1,404,367

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	98%
Cash Equivalents	1%
Preferred Stocks	1%
Other Investments	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Financials	22%
Information Technology	18%
Industrials	15%
Health Care	14%
Consumer Discretionary	10%
Communication Services	8%
Consumer Staples	5%
Materials	4%
Energy	3%

Geographical Diversification

Country	% of Net Assets
Germany	17%
France	11%
United States	9%
Switzerland	9%
Canada	7%
Netherlands	6%
Japan	5%
Singapore	5%
United Kingdom	5%
China	5%
Other	20%

Ten Largest Equity Holdings

Holdings	29.9% of Net Assets
DBS Group Holdings Ltd. (Singapore)	3.7%
Brookfield Corp. (Canada)	3.3%
SAP SE (Germany)	3.2%
Allianz SE (Germany)	3.1%
Lonza Group AG (Switzerland)	3.1%
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	3.0%
Deutsche Boerse AG (Germany)	3.0%
Spotify Technology SA (Sweden)	2.9%
Marsh & McLennan Companies, Inc. (United States)	2.3%
TotalEnergies SE (France)	2.3%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Stocks may decline in value. Small company stocks tend to be more volatile than medium-sized or large company stocks. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DIGF-TSRS-A

R-104891-1 (04/25)

DWS International Growth Fund

Class C: SGQCX

Semi-Annual Shareholder Report—February 28, 2025

This semi-annual shareholder report contains important information about DWS International Growth Fund (the "Fund") for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$94	1.89%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 2.17%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	454,202,838
Number of Portfolio Holdings	87
Portfolio Turnover Rate (%)	7
Total Net Advisory Fees Paid ($)	1,404,367

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	98%
Cash Equivalents	1%
Preferred Stocks	1%
Other Investments	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Financials	22%
Information Technology	18%
Industrials	15%
Health Care	14%
Consumer Discretionary	10%
Communication Services	8%
Consumer Staples	5%
Materials	4%
Energy	3%

Geographical Diversification

Country	% of Net Assets
Germany	17%
France	11%
United States	9%
Switzerland	9%
Canada	7%
Netherlands	6%
Japan	5%
Singapore	5%
United Kingdom	5%
China	5%
Other	20%

Ten Largest Equity Holdings

Holdings	29.9% of Net Assets
DBS Group Holdings Ltd. (Singapore)	3.7%
Brookfield Corp. (Canada)	3.3%
SAP SE (Germany)	3.2%
Allianz SE (Germany)	3.1%
Lonza Group AG (Switzerland)	3.1%
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	3.0%
Deutsche Boerse AG (Germany)	3.0%
Spotify Technology SA (Sweden)	2.9%
Marsh & McLennan Companies, Inc. (United States)	2.3%
TotalEnergies SE (France)	2.3%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Stocks may decline in value. Small company stocks tend to be more volatile than medium-sized or large company stocks. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DIGF-TSRS-C

R-104891-1 (04/25)

DWS International Growth Fund

Institutional Class: SGQIX

Semi-Annual Shareholder Report—February 28, 2025

This semi-annual shareholder report contains important information about DWS International Growth Fund (the "Fund") for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$44	0.89%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.92%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	454,202,838
Number of Portfolio Holdings	87
Portfolio Turnover Rate (%)	7
Total Net Advisory Fees Paid ($)	1,404,367

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	98%
Cash Equivalents	1%
Preferred Stocks	1%
Other Investments	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Financials	22%
Information Technology	18%
Industrials	15%
Health Care	14%
Consumer Discretionary	10%
Communication Services	8%
Consumer Staples	5%
Materials	4%
Energy	3%

Geographical Diversification

Country	% of Net Assets
Germany	17%
France	11%
United States	9%
Switzerland	9%
Canada	7%
Netherlands	6%
Japan	5%
Singapore	5%
United Kingdom	5%
China	5%
Other	20%

Ten Largest Equity Holdings

Holdings	29.9% of Net Assets
DBS Group Holdings Ltd. (Singapore)	3.7%
Brookfield Corp. (Canada)	3.3%
SAP SE (Germany)	3.2%
Allianz SE (Germany)	3.1%
Lonza Group AG (Switzerland)	3.1%
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	3.0%
Deutsche Boerse AG (Germany)	3.0%
Spotify Technology SA (Sweden)	2.9%
Marsh & McLennan Companies, Inc. (United States)	2.3%
TotalEnergies SE (France)	2.3%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Stocks may decline in value. Small company stocks tend to be more volatile than medium-sized or large company stocks. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DIGF-TSRS-I

R-104891-1 (04/25)

DWS International Growth Fund

Class S: SCOBX

Semi-Annual Shareholder Report—February 28, 2025

This semi-annual shareholder report contains important information about DWS International Growth Fund (the "Fund") for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$44	0.89%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.94%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	454,202,838
Number of Portfolio Holdings	87
Portfolio Turnover Rate (%)	7
Total Net Advisory Fees Paid ($)	1,404,367

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	98%
Cash Equivalents	1%
Preferred Stocks	1%
Other Investments	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Financials	22%
Information Technology	18%
Industrials	15%
Health Care	14%
Consumer Discretionary	10%
Communication Services	8%
Consumer Staples	5%
Materials	4%
Energy	3%

Geographical Diversification

Country	% of Net Assets
Germany	17%
France	11%
United States	9%
Switzerland	9%
Canada	7%
Netherlands	6%
Japan	5%
Singapore	5%
United Kingdom	5%
China	5%
Other	20%

Ten Largest Equity Holdings

Holdings	29.9% of Net Assets
DBS Group Holdings Ltd. (Singapore)	3.7%
Brookfield Corp. (Canada)	3.3%
SAP SE (Germany)	3.2%
Allianz SE (Germany)	3.1%
Lonza Group AG (Switzerland)	3.1%
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	3.0%
Deutsche Boerse AG (Germany)	3.0%
Spotify Technology SA (Sweden)	2.9%
Marsh & McLennan Companies, Inc. (United States)	2.3%
TotalEnergies SE (France)	2.3%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Stocks may decline in value. Small company stocks tend to be more volatile than medium-sized or large company stocks. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DIGF-TSRS-S

R-104891-1 (04/25)

(b) Not applicable

Item 2.	Code of Ethics.

Not applicable

Item 3.	Audit Committee Financial Expert.

Not applicable

Item 4.	Principal Accountant Fees and Services.

Not applicable

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

February 28, 2025
Semiannual Financial Statements and Other Information
DWS International Growth Fund

Contents
3	Investment Portfolio
9	Statement of Assets and Liabilities
11	Statement of Operations
12	Statements of Changes in Net Assets
13	Financial Highlights
17	Notes to Financial Statements
28	Shareholder Meeting Results
29	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

2	|	DWS International Growth Fund

Investment Portfolioas of February 28, 2025 (Unaudited)

	Shares	Value ($)
Common Stocks 97.6%
Canada 6.5%
Agnico Eagle Mines Ltd.	61,085	5,884,511
Alimentation Couche-Tard, Inc.	59,119	2,939,298
Brookfield Corp.	261,955	15,158,716
Canadian National Railway Co.	32,623	3,307,511
Lululemon Athletica, Inc.*	6,002	2,194,392
(Cost $10,700,846)		29,484,428
China 4.7%
ANTA Sports Products Ltd.	197,600	2,215,048
BYD Co., Ltd. “H”	56,500	2,701,959
Ping An Insurance Group Co. of China Ltd. “H”	1,085,000	6,407,682
Tencent Holdings Ltd.	166,300	10,241,887
(Cost $18,717,017)		21,566,576
Denmark 1.8%
Novo Nordisk A/S “B” (Cost $8,357,130)	89,115	8,004,178
Finland 0.6%
Amer Sports, Inc.* (a) (Cost $1,458,956)	89,015	2,660,658
France 11.3%
Air Liquide SA	17,037	3,118,545
Airbus SE	31,158	5,378,330
Capgemini SE	30,034	4,631,069
Cie de Saint-Gobain SA	59,536	5,958,914
LVMH Moet Hennessy Louis Vuitton SE	7,841	5,625,134
Schneider Electric SE	27,319	6,612,629
TotalEnergies SE	173,753	10,462,867
Vinci SA	81,259	9,324,822
(Cost $34,853,542)		51,112,310
Germany 16.4%
adidas AG	17,399	4,431,482
Allianz SE (Registered)	41,579	14,211,000
Auto1 Group SE 144A*	93,200	2,243,430
BASF SE	51,981	2,644,020
Brenntag SE	33,788	2,233,838
Deutsche Boerse AG	51,571	13,428,288
Deutsche Post AG	68,734	2,681,188
Deutsche Telekom AG (Registered)	175,075	6,327,824
MTU Aero Engines AG	6,619	2,294,670
The accompanying notes are an integral part of the financial statements.

DWS International Growth Fund	|	3

	Shares	Value ($)
SAP SE	52,508	14,469,946
Siemens Healthineers AG 144A	78,207	4,348,275
TeamViewer SE 144A*	110,941	1,369,060
Wacker Chemie AG	19,847	1,414,599
Zalando SE 144A*	61,451	2,200,535
(Cost $53,873,776)		74,298,155
Hong Kong 1.2%
Techtronic Industries Co., Ltd. (Cost $823,452)	404,001	5,628,950
Ireland 2.7%
Experian PLC	124,590	5,925,262
Kerry Group PLC “A”	60,185	6,323,491
(Cost $6,678,862)		12,248,753
Israel 2.1%
Cellebrite DI Ltd.* (b)	65,000	1,206,400
CyberArk Software Ltd.* (b)	14,424	5,248,172
Monday.com Ltd.* (b)	6,422	1,905,857
Wix.com Ltd.* (b)	7,000	1,404,830
(Cost $7,664,540)		9,765,259
Italy 0.7%
Stevanato Group SpA (a) (Cost $4,663,328)	162,054	3,020,687
Japan 5.1%
Daikin Industries Ltd.	21,100	2,216,068
Fast Retailing Co., Ltd.	20,900	6,368,752
Hoya Corp.	49,100	5,753,073
Keyence Corp.	15,100	6,007,247
MISUMI Group, Inc.	114,989	1,867,001
Shiseido Co., Ltd.	60,300	1,092,749
(Cost $17,178,815)		23,304,890
Korea 0.5%
Samsung Electronics Co., Ltd. (Cost $2,479,322)	61,224	2,292,788
Luxembourg 1.7%
Globant SA* (Cost $2,743,520)	52,760	7,941,963
Netherlands 6.2%
Adyen NV 144A*	1,743	3,132,571
Argenx SE*	2,646	1,646,022
ASML Holding NV	13,312	9,323,356
ING Groep NV	373,267	6,623,777
Just Eat Takeaway.com NV 144A*	112,600	2,251,159
The accompanying notes are an integral part of the financial statements.

4	|	DWS International Growth Fund

	Shares	Value ($)
NXP Semiconductors NV (b)	9,682	2,087,342
Universal Music Group NV	104,873	2,912,636
(Cost $14,969,119)		27,976,863
Norway 0.4%
Mowi ASA (Cost $2,095,176)	91,482	1,704,342
Singapore 4.9%
DBS Group Holdings Ltd.	491,970	16,763,889
Sea Ltd. (ADR)*	29,042	3,696,175
Trip.com Group Ltd.*	32,550	1,845,866
(Cost $9,476,181)		22,305,930
Sweden 4.0%
Assa Abloy AB “B”	174,634	5,338,160
Spotify Technology SA* (a)	21,340	12,974,933
(Cost $7,088,805)		18,313,093
Switzerland 8.6%
Alcon AG	38,142	3,524,572
Lonza Group AG (Registered)	22,508	14,098,646
Nestle SA (Registered)	83,269	8,040,998
Roche Holding AG (Genusschein)	17,425	5,795,952
Sandoz Group AG	114,899	5,015,339
Sportradar Group AG “A” * (b)	121,686	2,629,635
(Cost $23,133,036)		39,105,142
Taiwan 3.0%
Taiwan Semiconductor Manufacturing Co., Ltd. (Cost $2,730,471)	451,000	13,756,577
United Kingdom 4.8%
AstraZeneca PLC	51,828	7,830,346
Birkenstock Holding PLC* (a)	41,050	2,031,154
Halma PLC	105,810	3,740,290
HSBC Holdings PLC	305,274	3,589,762
Rentokil Initial PLC	881,342	4,404,121
(Cost $19,398,991)		21,595,673
United States 9.4%
Brookfield Asset Management Ltd. “A” (c)	98,549	5,568,606
Ferguson Enterprises, Inc.	17,586	3,121,515
Flutter Entertainment PLC* (d)	8,831	2,417,227
Marsh & McLennan Companies, Inc.	44,245	10,523,231
Mastercard, Inc. “A”	8,149	4,696,350
NVIDIA Corp.	61,723	7,710,437
The accompanying notes are an integral part of the financial statements.

DWS International Growth Fund	|	5

	Shares	Value ($)
Schlumberger NV	114,341	4,763,446
Thermo Fisher Scientific, Inc.	7,357	3,891,559
(Cost $16,496,720)		42,692,371
Uruguay 1.0%
MercadoLibre, Inc.* (Cost $3,210,329)	2,072	4,396,515
Total Common Stocks (Cost $268,791,934)		443,176,101
Preferred Stocks 0.5%
Germany
Sartorius AG (Cost $2,108,474)	9,179	2,285,265
Other Investments 0.5%
Brazil
Companhia Vale do Rio Doce *(Cost $0)	389,000	2,195,502
Securities Lending Collateral 0.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 4.26% (e) (f) (Cost $1,477,500)	1,477,500	1,477,500
Cash Equivalents 1.1%
DWS Central Cash Management Government Fund, 4.39% (e) (Cost $5,279,802)	5,279,802	5,279,802

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $277,657,710)	100.0	454,414,170
Other Assets and Liabilities, Net	(0.0)	(211,332)
Net Assets	100.0	454,202,838
The accompanying notes are an integral part of the financial statements.

6	|	DWS International Growth Fund

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2025 are as follows:
Value ($) at 8/31/2024	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 2/28/2025	Value ($) at 2/28/2025
Securities Lending Collateral 0.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 4.26% (e) (f)
3,970,600	—	2,493,100 (g)	—	—	1,321	—	1,477,500	1,477,500
Cash Equivalents 1.1%
DWS Central Cash Management Government Fund, 4.39% (e)
8,278,641	40,829,379	43,828,218	—	—	99,217	—	5,279,802	5,279,802
12,249,241	40,829,379	46,321,318	—	—	100,538	—	6,757,302	6,757,302

*	Non-income producing security.
(a)	Listed on the New York Stock Exchange.
(b)	Listed on the NASDAQ Stock Market, Inc.
(c)
All or a portion of these securities were on loan. In addition, “Other Assets and
Liabilities, Net”  may include pending sales that are also on loan. The value of securities loaned at February 28, 2025 amounted to $1,412,650, which is 0.3% of net assets.

(d)	Listed on the London Stock Exchange.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2025.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
The accompanying notes are an integral part of the financial statements.

DWS International Growth Fund	|	7

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Canada	$29,484,428	$—	$—	$29,484,428
China	—	21,566,576	—	21,566,576
Denmark	—	8,004,178	—	8,004,178
Finland	2,660,658	—	—	2,660,658
France	—	51,112,310	—	51,112,310
Germany	—	74,298,155	—	74,298,155
Hong Kong	—	5,628,950	—	5,628,950
Ireland	—	12,248,753	—	12,248,753
Israel	9,765,259	—	—	9,765,259
Italy	3,020,687	—	—	3,020,687
Japan	—	23,304,890	—	23,304,890
Korea	—	2,292,788	—	2,292,788
Luxembourg	7,941,963	—	—	7,941,963
Netherlands	2,087,342	25,889,521	—	27,976,863
Norway	—	1,704,342	—	1,704,342
Singapore	3,696,175	18,609,755	—	22,305,930
Sweden	12,974,933	5,338,160	—	18,313,093
Switzerland	2,629,635	36,475,507	—	39,105,142
Taiwan	—	13,756,577	—	13,756,577
United Kingdom	2,031,154	19,564,519	—	21,595,673
United States	40,275,144	2,417,227	—	42,692,371
Uruguay	4,396,515	—	—	4,396,515
Preferred Stocks	—	2,285,265	—	2,285,265
Other Investments	2,195,502	—	—	2,195,502
Short-Term Investments (a)	6,757,302	—	—	6,757,302
Total	$129,916,697	$324,497,473	$—	$454,414,170

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

8	|	DWS International Growth Fund

Statement of Assets and Liabilities
as of February 28, 2025 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $270,900,408) — including $1,412,650 of securities loaned	$447,656,868
Investment in DWS Government & Agency Securities Portfolio (cost $1,477,500)*	1,477,500
Investment in DWS Central Cash Management Government Fund (cost $5,279,802)	5,279,802
Cash	8
Foreign currency, at value (cost $396,427)	388,359
Receivable for Fund shares sold	98,638
Dividends receivable	274,879
Affiliated securities lending income receivable	29
Foreign taxes recoverable	972,688
Other assets	38,771
Total assets	456,187,542
Liabilities
Payable upon return of securities loaned	1,477,500
Payable for Fund shares redeemed	48,569
Accrued management fee	195,261
Accrued Directors' fees	5,293
Other accrued expenses and payables	258,081
Total liabilities	1,984,704
Net assets, at value	$454,202,838
Net Assets Consist of
Distributable earnings (loss)	180,368,719
Paid-in capital	273,834,119
Net assets, at value	$454,202,838
*
Represents collateral on securities loaned.
The accompanying notes are an integral part of the financial statements.

DWS International Growth Fund	|	9

Statement of Assets and Liabilities as of February 28, 2025 (Unaudited) (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($32,518,145 ÷ 782,435 shares of capital stock outstanding, $.01 par value, 50,000,000 shares authorized)	$41.56
Maximum offering price per share (100 ÷ 94.25 of $41.56)	$44.10
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($278,829 ÷ 7,191 shares of capital stock outstanding, $.01 par value, 20,000,000 shares authorized)**	$38.78
Class S
Net Asset Value, offering and redemption price per share ($415,569,600 ÷ 10,010,524 shares of capital stock outstanding, $.01 par value, 100,000,000 shares authorized)	$41.51
Institutional Class
Net Asset Value, offering and redemption price per share ($5,836,264 ÷ 140,593 shares of capital stock outstanding, $.01 par value, 100,000,000 shares authorized)	$41.51
**
Net asset value and redemption price per share may not recalculate due to rounding of net assets and/or shares outstanding.
The accompanying notes are an integral part of the financial statements.

10	|	DWS International Growth Fund

Statement of Operations
for the six months ended February 28, 2025 (Unaudited)

Investment Income
Income:
Dividends (net of foreign taxes withheld of $236,352)	$2,077,762
Income distributions — DWS Central Cash Management Government Fund	99,217
Affiliated securities lending income	1,321
Total income	2,178,300
Expenses:
Management fee	1,404,367
Administration fee	219,715
Services to shareholders	329,074
Distribution and service fees	41,713
Custodian fee	21,908
Professional fees	52,319
Reports to shareholders	29,291
Registration fees	34,725
Directors' fees and expenses	9,255
Other	56,965
Total expenses before expense reductions	2,199,332
Expense reductions	(133,573)
Total expenses after expense reductions	2,065,759
Net investment income	112,541
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	12,005,512
Foreign currency	(195,842)
11,809,670
Change in net unrealized appreciation (depreciation) on:
Investments	(6,961,414)
Foreign currency	(31,082)
(6,992,496)
Net gain (loss)	4,817,174
Net increase (decrease) in net assets resulting from operations	$4,929,715
The accompanying notes are an integral part of the financial statements.

DWS International Growth Fund	|	11

Statements of Changes in Net Assets
	Six Months Ended February 28, 2025	Year Ended August 31,
Increase (Decrease) in Net Assets	(Unaudited)	2024
Operations:
Net investment income	$112,541	$3,868,503
Net realized gain (loss)	11,809,670	9,084,701
Change in net unrealized appreciation (depreciation)	(6,992,496)	66,322,038
Net increase (decrease) in net assets resulting from operations	4,929,715	79,275,242
Distributions to shareholders:
Class A	(949,857)	(422,799)
Class C	(6,763)	(2,388)
Class R	—	(8,893)*
Class R6	—	(244)*
Class S	(13,076,658)	(6,196,954)
Institutional Class	(183,613)	(120,760)
Total distributions	(14,216,891)	(6,752,038)
Fund share transactions:
Proceeds from shares sold	3,070,811	8,908,628
Reinvestment of distributions	13,326,665	6,344,424
Payments for shares redeemed	(26,231,304)	(52,502,317)
Net increase (decrease) in net assets from Fund share transactions	(9,833,828)	(37,249,265)
Increase (decrease) in net assets	(19,121,004)	35,273,939
Net assets at beginning of period	473,323,842	438,049,903
Net assets at end of period	$454,202,838	$473,323,842

*	For the period from September 1, 2023 to March 25, 2024 (Class R and Class R6 liquidation date).

The accompanying notes are an integral part of the financial statements.

12	|	DWS International Growth Fund

Financial Highlights
DWS International Growth Fund — Class A
	Six Months Ended 2/28/25	Years Ended August 31,
	(Unaudited)	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$42.40	$36.08	$33.64	$50.93	$40.84	$34.50
Income (loss) from investment operations:
Net investment income (loss)[a]	(.04 )	.25	.34	.21	.06	.26
Net realized and unrealized gain (loss)	.42	6.54	3.23	(15.88)	10.26	6.35
Total from investment operations	.38	6.79	3.57	(15.67)	10.32	6.61
Less distributions from:
Net investment income	(.49 )	(.47 )	(.12 )	(.86 )	(.23 )	(.27 )
Net realized gains	(.73 )	—	(1.01)	(.76 )	—	—
Total distributions	(1.22)	(.47 )	(1.13)	(1.62)	(.23 )	(.27 )
Net asset value, end of period	$41.56	$42.40	$36.08	$33.64	$50.93	$40.84
Total Return (%)[b]	1.04 c*	19.04 [c]	11.01 [c]	(31.68)	25.35	19.22 [c]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	33	36	33	33	53	47
Ratio of expenses before expense reductions (%)	1.23 **	1.22	1.22	1.20	1.19	1.22
Ratio of expenses after expense reductions (%)	1.14 **	1.17	1.22	1.20	1.19	1.22
Ratio of net investment income (loss) (%)	(.17 )**	.65	.98	.50	.13	.72
Portfolio turnover rate (%)	7 *	7	8	8	15	13

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS International Growth Fund	|	13

DWS International Growth Fund — Class C
	Six Months Ended 2/28/25	Years Ended August 31,
	(Unaudited)	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$39.46	$33.57	$31.50	$47.72	$38.38	$32.45
Income (loss) from investment operations:
Net investment income (loss)[a]	(.18 )	(.06 )	.06	(.12 )	(.31 )	(.00 )*
Net realized and unrealized gain (loss)	.40	6.13	3.02	(14.91)	9.65	5.93
Total from investment operations	.22	6.07	3.08	(15.03)	9.34	5.93
Less distributions from:
Net investment income	(.17 )	(.18 )	—	(.43 )	—	—
Net realized gains	(.73 )	—	(1.01)	(.76 )	—	—
Total distributions	(.90 )	(.18 )	(1.01)	(1.19)	—	—
Net asset value, end of period	$38.78	$39.46	$33.57	$31.50	$47.72	$38.38
Total Return (%)[b]	.67 c**	18.17 [c]	10.14 [c]	(32.21)[c]	24.34	18.27 [c]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.3	.4	1	1	1	2
Ratio of expenses before expense reductions (%)	2.27 ***	2.17	2.10	2.07	2.00	2.01
Ratio of expenses after expense reductions (%)	1.89 ***	1.93	1.98	2.00	2.00	2.01
Ratio of net investment income (loss) (%)	(.91 )***	(.17 )	.19	(.30 )	(.74 )	(.01 )
Portfolio turnover rate (%)	7 **	7	8	8	15	13

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

14	|	DWS International Growth Fund

DWS International Growth Fund — Class S
	Six Months Ended 2/28/25	Years Ended August 31,
	(Unaudited)	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$42.41	$36.10	$33.66	$50.96	$40.87	$34.53
Income (loss) from investment operations:
Net investment income[a]	.01	.34	.44	.33	.19	.36
Net realized and unrealized gain (loss)	.41	6.55	3.22	(15.87)	10.27	6.36
Total from investment operations	.42	6.89	3.66	(15.54)	10.46	6.72
Less distributions from:
Net investment income	(.59 )	(.58 )	(.21 )	(1.00)	(.37 )	(.38 )
Net realized gains	(.73 )	—	(1.01)	(.76 )	—	—
Total distributions	(1.32)	(.58 )	(1.22)	(1.76)	(.37 )	(.38 )
Net asset value, end of period	$41.51	$42.41	$36.10	$33.66	$50.96	$40.87
Total Return (%)	1.16 b*	19.34 [b]	11.32	(31.48)	25.71	19.57
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	416	431	396	385	606	516
Ratio of expenses before expense reductions (%)	.94 **	.94	.93	.92	.90	.92
Ratio of expenses after expense reductions (%)	.89 **	.92	.93	.92	.90	.92
Ratio of net investment income (%)	.08 **	.89	1.26	.79	.42	1.01
Portfolio turnover rate (%)	7 *	7	8	8	15	13

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS International Growth Fund	|	15

DWS International Growth Fund — Institutional Class
	Six Months Ended 2/28/25	Years Ended August 31,
	(Unaudited)	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$42.41	$36.10	$33.66	$50.96	$40.87	$34.55
Income (loss) from investment operations:
Net investment income[a]	.01	.36	.45	.32	.20	.33
Net realized and unrealized gain (loss)	.41	6.53	3.22	(15.86)	10.26	6.40
Total from investment operations	.42	6.89	3.67	(15.54)	10.46	6.73
Less distributions from:
Net investment income	(.59 )	(.58 )	(.22 )	(1.00)	(.37 )	(.41 )
Net realized gains	(.73 )	—	(1.01)	(.76 )	—	—
Total distributions	(1.32)	(.58 )	(1.23)	(1.76)	(.37 )	(.41 )
Net asset value, end of period	$41.51	$42.41	$36.10	$33.66	$50.96	$40.87
Total Return (%)	1.16 b*	19.32 [b]	11.37	(31.49)	25.73	19.60
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	6	6	7	7	9	7
Ratio of expenses before expense reductions (%)	1.00 **	.92	.92	.91	.91	.91
Ratio of expenses after expense reductions (%)	.89 **	.92	.92	.91	.91	.91
Ratio of net investment income (%)	.08 **	.94	1.30	.77	.44	.93
Portfolio turnover rate (%)	7 *	7	8	8	15	13

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

16	|	DWS International Growth Fund

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS International Growth Fund (the “Fund” ) is a diversified series of Deutsche DWS Global/International Fund, Inc. (the “Corporation” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Maryland corporation.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Operating Segment. In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07” ).

DWS International Growth Fund	|	17

Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer, acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets”  and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

18	|	DWS International Growth Fund

Equity securities and exchange-traded funds (“ETFs” ) are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Equity securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Securities Lending. National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the

DWS International Growth Fund	|	19

securities to maintain collateral with the Fund consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended February 28, 2025, the Fund invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/ administration fee (0.13% annualized effective rate as of February 28, 2025) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of February 28, 2025, the Fund had securities on loan, which were classified as common stocks in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements was overnight and continuous.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on

20	|	DWS International Growth Fund

investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
Tax Information.  The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.
At February 28, 2025, the aggregate cost of investments for federal income tax purposes was $277,818,563. The net unrealized appreciation for all investments based on tax cost was $176,595,607. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $197,526,795 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $20,931,188.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended August 31, 2024, remains subject to examination by taxing authorities. Specific to foreign countries in which the Fund invests, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions. The open tax years vary by each jurisdiction in which the Fund invests.
Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss. The Fund may utilize a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a

DWS International Growth Fund	|	21

reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Corporation arising in connection with a specific fund are allocated to that fund. Other Corporation expenses which cannot be directly attributed to a fund are apportioned among the funds in the Corporation based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.
B.
Purchases and Sales of Securities
During the six months ended February 28, 2025, purchases and sales of investment securities (excluding short-term investments) aggregated $30,858,239 and $51,257,024, respectively.
C.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net

22	|	DWS International Growth Fund

assets of the Fund, computed and accrued daily and payable monthly at the annual rate (exclusive of any applicable waivers/reimbursements) of 0.62%.
For the period from September 1, 2024 through September 30, 2024, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	1.17%
Class C	1.92%
Class S	.92%
Institutional Class	.92%
Effective October 1, 2024 through November 30, 2025, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	1.12%
Class C	1.87%
Class S	.87%
Institutional Class	.87%
For the six months ended February 28, 2025, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$16,115
Class C	610
Class S	113,387
Institutional Class	3,461
$133,573
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended February 28, 2025, the Administration Fee was $219,715, of which $34,442 is unpaid.

DWS International Growth Fund	|	23

Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended February 28, 2025, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at February 28, 2025
Class A	$8,176	$2,829
Class C	376	136
Class S	119,827	40,302
Institutional Class	205	61
	$128,584	$43,328
In addition, for the six months ended February 28, 2025, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$20,279
Class C	362
Class S	132,162
Institutional Class	5,235
$158,038
Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended February 28, 2025, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at February 28, 2025
Class C	$1,198	$163
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A and C shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has

24	|	DWS International Growth Fund

various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended February 28, 2025, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at February 28, 2025	Annualized Rate
Class A	$40,136	$13,733.24%
Class C	379	446.24%
	$40,515	$14,179
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended February 28, 2025 aggregated $31.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended February 28, 2025, there was no CDSC for Class C Shares. A deferred sales charge of up to 0.75% is assessed on certain redemptions of Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended February 28, 2025, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $544, of which $195 is unpaid.
Directors' Fees and Expenses. The Fund paid retainer fees to each Director not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund, an affiliated money market fund which is managed by the Advisor. DWS Central Cash Management Government Fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Fund indirectly bears its proportionate share of the expenses of its investment in DWS Central Cash Management Government Fund. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee.

DWS International Growth Fund	|	25

D.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at February 28, 2025.
E.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended February 28, 2025		Year Ended August 31, 2024
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	17,996	$737,421	46,839	$1,779,348
Class C	386	15,035	593	20,817
Class R	—	—	2,824 *	104,254 *
Class S	39,584	1,640,771	124,035	4,592,377
Institutional Class	16,516	677,584	64,161	2,411,832
		$3,070,811		$8,908,628
Shares issued to shareholders in reinvestment of distributions
Class A	22,045	$869,881	10,632	$389,538
Class C	184	6,763	70	2,388
Class R	—	—	244 *	8,893 *
Class R6	—	—	7 *	244 *
Class S	311,330	12,266,408	159,174	5,822,601
Institutional Class	4,660	183,613	3,301	120,760
		$13,326,665		$6,344,424

26	|	DWS International Growth Fund

	Six Months Ended February 28, 2025		Year Ended August 31, 2024
	Shares	Dollars	Shares	Dollars
Shares redeemed
Class A	(108,204)	$(4,541,538)	(129,874)	$(4,945,421)
Class C	(2,432)	(94,232)	(8,218)	(285,588)
Class R	—	—	(27,081)*	(1,058,004)*
Class R6	—	—	(402)*	(15,974)*
Class S	(496,829)	(20,519,515)	(1,100,201)	(41,387,497)
Institutional Class	(26,287)	(1,076,019)	(120,081)	(4,809,833)
		$(26,231,304)		$(52,502,317)
Net increase (decrease)
Class A	(68,163)	$(2,934,236)	(72,403)	$(2,776,535)
Class C	(1,862)	(72,434)	(7,555)	(262,383)
Class R	—	—	(24,013)*	(944,857)*
Class R6	—	—	(395)*	(15,730)*
Class S	(145,915)	(6,612,336)	(816,992)	(30,972,519)
Institutional Class	(5,111)	(214,822)	(52,619)	(2,277,241)
		$(9,833,828)		$(37,249,265)

*	For the period from September 1, 2023 to March 25, 2024 (Class R and Class R6 liquidation date).

DWS International Growth Fund	|	27

Shareholders Meeting Results(Unaudited)
A Special Meeting of Shareholders of DWS International Growth Fund was held on November 21, 2024. At the meeting, the following matter was voted upon by the shareholders (the resulting votes are presented below):
1. Election of Board Members.
	Number of Votes:
Trustee	For	Withheld	Broker Non-Votes*
Jennifer S. Conrad	41,127,129.780	845,580.391	0.000
Mary Schmid Daugherty	41,075,085.859	897,624.312	0.000
Keith R. Fox	40,932,996.433	1,039,713.738	0.000
Chad D. Perry	40,954,000.988	1,018,709.183	0.000
Rebecca W. Rimel	41,031,355.697	941,354.474	0.000
Catherine Schrand	41,105,890.328	866,819.843	0.000
Proposal 1 reflects trust-wide proposal and voting results. Each Board member was elected at the Special Shareholder Meeting.
While not submitted to shareholders for election at the Special Meeting of Shareholders, Dawn-Marie Driscoll, Richard J. Herring and William N. Searcy, Jr. each continued to serve as Board members until their retirements on December 31, 2024.
* Broker non-votes are proxies received from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote in a particular matter.

28	|	DWS International Growth Fund

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Directors (hereinafter referred to as the “Board”  or “Directors” ) approved the renewal of DWS International Growth Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2024.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Directors were independent of DIMA and its affiliates (the “Independent Directors” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on the Fund’s performance, fees and expenses, profitability, economies of scale and fall-out benefits.
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Directors regularly met privately with counsel to discuss contract review and other matters.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.

DWS International Growth Fund	|	29

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2023, the Fund’s performance (Class A shares) was in the 3rd quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the five-year period and has underperformed its benchmark in the one- and three-year periods ended December 31, 2023. The Board noted the underperformance of the Fund in recent periods and continued to discuss with senior management of DIMA the factors contributing to such underperformance and, where needed, the actions being taken to improve performance. The Board observed that the Fund had experienced improved relative performance during the first eight months of 2024. The Board recognized the efforts by DIMA in recent years to enhance its investment platform and improve long-term performance across the DWS fund complex.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) regarding investment management fee rates paid to

30	|	DWS International Growth Fund

other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2023). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median (2nd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2023, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to a comparable DWS U.S. registered fund (“DWS Funds” ) and considered differences between the Fund and the comparable DWS Fund. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its

DWS International Growth Fund	|	31

affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. In this regard, the Board observed that while the Fund’s current investment management fee schedule does not include breakpoints, the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Directors may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Directors and counsel present.
DIGF-BFE2024

32	|	DWS International Growth Fund

DIGF-NCSRS

(b) The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

See Item 7(a)

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a)

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a)

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS International Growth Fund, a series of Deutsche DWS Global/International Fund, Inc.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	4/29/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	4/29/2025

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	4/29/2025